Business and Basis of Presentation - Additional Information (Detail)			6 Months Ended	9 Months Ended		12 Months Ended		21 Months Ended
	May 07, 2019 USD ($)	Apr. 17, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Segment	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Nov. 07, 2019 USD ($)	May 31, 2019 USD ($)	May 16, 2019 USD ($)	Jul. 27, 2018 USD ($)	Jul. 16, 2018
Schedule of Equity Method Investments [Line Items]
Unamortized debt issuance costs written off	$ 4,000,000
Prepayment premium paid				$ 2,091,000
Loss on extinguished of debt	(6,900,000)			(6,933,000)
Capitalized issuance costs				5,100,000		$ 3,600,000		$ 8,700,000
Capitalized share-based compensation expense				2,425,000
Stock compensation expense				8,200,000
Share based compensation expense			$ 21,300,000	$ 21,282,000
Number of operating segments | Segment				1
Equity securities distributed					$ (3,313,000)	3,313,000	$ (20,092,000)
(Gain) on sale of oil and gas properties							94,551,000
Term Loan Facility
Schedule of Equity Method Investments [Line Items]
Long-term line of credit	200,000,000					175,000,000
Prepayment premium paid	2,100,000
Legal fees paid	$ 800,000
Line of credit, borrowing base												$ 125,000,000
Existing Owners of Brigham Minerals
Schedule of Equity Method Investments [Line Items]
Sale of stock, ownership percentage		10.50%
Investors in Offering
Schedule of Equity Method Investments [Line Items]
Sale of stock, ownership percentage		32.80%
Initial Public Offering
Schedule of Equity Method Investments [Line Items]
Consideration received		$ 273,300,000		$ 273,300,000
Class A Common Stock | Existing Owners of Brigham Minerals
Schedule of Equity Method Investments [Line Items]
Sale of stock, ownership percentage		24.20%
Number of shares owned (in shares) | shares		5,322,198
Class A Common Stock | Investors in Offering
Schedule of Equity Method Investments [Line Items]
Sale of stock, ownership percentage		75.80%
Class A Common Stock | Initial Public Offering
Schedule of Equity Method Investments [Line Items]
Sale of stock, number of shares issued (in shares) | shares		16,675,000
Share price (in dollars per share) | $ / shares		$ 18.00
Class B Common Stock
Schedule of Equity Method Investments [Line Items]
Share price (in dollars per share) | $ / shares		$ 18.00
Class B Common Stock | Existing Owners of Brigham Minerals
Schedule of Equity Method Investments [Line Items]
Sale of stock, ownership percentage		56.70%
Subsequent Event | New Revolving Credit Facility
Schedule of Equity Method Investments [Line Items]
Line of credit, borrowing base									$ 150,000,000
Previously Reported
Schedule of Equity Method Investments [Line Items]
Equity securities distributed							$ 37,988,000
Brigham Resources, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting rights owned		100.00%
Ownership percentage by subsidiary		43.30%
Cash collateral posted for existing swap contracts						$ 1,600,000				$ 1,600,000		$ 1,400,000
Brigham Resources, LLC | New Revolving Credit Facility
Schedule of Equity Method Investments [Line Items]
Long-term line of credit				45,000,000				45,000,000
Line of credit, borrowing base				$ 135,000,000				$ 135,000,000			$ 120,000,000
Brigham Resources, LLC | Existing Owners of Brigham Minerals
Schedule of Equity Method Investments [Line Items]
Sale of stock, ownership percentage		67.20%
Brigham Resources, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage													16.50%